Digital Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Digital Assets [Abstract]
Impairment loss	$ 24,654,267
BTC	21,143,096
ETH	$ 3,511,171
Impairment of bitcoins		$ 27,993,571	$ 997,954
Impairment of against ETH		$ 27,869,847
Additional information about investment description	the Company has native staked 160 ETH and 96 ETH, respectively, on the Ethereum blockchain. The Company was not able to withdraw the stake until the Shanghai upgrade occurred on April 12, 2023. In addition, the Company staked 2,004 ETH in a liquid staking protocol with an unaffiliated third party and received receipt tokens which could be redeemed for ETH from the liquid staking provider or exchanged for cash via OTC. For the years ended December 31, 2022, the Company earned 19.9 ETH from such staking activities and recognized the ETH staking rewards as revenues.